Income Taxes (Deferred Income Tax Assets And Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 29, 2016	Jun. 24, 2015
Deferred income tax assets:
Leasing transactions	$ 32,132	$ 30,928
Stock-based compensation	12,817	13,105
Restructure charges and impairments	2,439	2,303
Insurance reserves	18,015	18,567
Employee benefit plans	501	470
Gift cards	19,948	18,499
State net operating losses	16,120	16,521
Federal credit carryover	14,722	0
State credit carryover	4,981	4,538
Other, net	6,987	9,804
Less: Valuation allowance	(18,407)	(21,059)
Total deferred income tax assets	110,255	93,676
Deferred income tax liabilities:
Prepaid expenses	17,360	16,803
Goodwill and other amortization	29,884	27,713
Depreciation and capitalized interest on property and equipment	31,626	12,060
Other, net	4,382	3,963
Total deferred income tax liabilities	83,252	60,539
Net deferred income tax asset	$ 27,003	$ 33,137